Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Mar. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K under the Exchange Act. The company’s practice has been to grant LTI equity awards on a predetermined schedule. Generally, during the first quarter of the year, our human capital management and compensation committee reviews the value, amount and mix of equity compensation to be awarded (inclusive of RSUs, PSUs and stock options) to executive officers. Our human capital management and compensation committee then generally approves the grant of such equity awards on the first business day of the company’s open trading window after the company’s release of financial results for the prior year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, which may occur before the filing of the company’s Annual Report on Form 10-K for the prior year. In the event there is a delay in reviewing the value, amount and mix of such awards, the approval of the grant of such awards by our human capital management and compensation committee will be deferred until the first business day of the company’s open trading window after the company’s release of quarterly financial results through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, which may occur before the filing of the company’s Quarterly Report on Form 10-Q for such quarter.
Our human capital management and compensation committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is generally in accordance with the yearly compensation cycle, with awards granted at the start of the new year to incentivize executive officers to deliver on the company’s strategic objectives for the new year.
The company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded due to the predetermined schedule described above.
The following table contains information required by Item 402(x)(2) of Regulation S-K under the Exchange Act about stock options granted to the company’s NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the company’s Annual Report on Form 10-K for the year ended December 31, 2023 (“2023 Form 10-K”). The company did not grant any stock options to our CEO and CFO in 2024. The company did not grant any stock options to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD	EXERCISE PRICE OF THE AWARD ($/SH)(1)	GRANT DATE FAIR VALUE OF THE AWARD ($)(2)
PERCENTAGE CHANGE IN THE CLOSING
MARKET PRICE OF THE SECURITIES
UNDERLYING THE AWARD BETWEEN
THE TRADING DAY ENDING
IMMEDIATELY PRIOR TO THE
DISCLOSURE OF MATERIAL NONPUBLIC
INFORMATION AND THE TRADING DAY
BEGINNING IMMEDIATELY FOLLOWING
THE DISCLOSURE OF MATERIAL
NONPUBLIC INFORMATION(3)

Ethan Brown	—	—	—	—	—
Lubi Kutua	—	—	—	—	—
Dariush Ajami, PhD	3/1/2024	131,803	9.77	774,791	(20.4)%
Teri L. Witteman	3/1/2024	102,041	9.77	599,838	(20.4)%
Jonathan Nelson	3/1/2024	102,041	9.77	599,838	(20.4)%

(1)The exercise price of the stock option awards is equal to the closing price of our common stock as quoted on the Nasdaq Global Select Market on the grant date.
(2)The dollar amounts reported in this column represent the aggregate grant date fair value for financial statement reporting purposes of stock options granted under our 2018 Equity Incentive Plan during 2024, as calculated in accordance with FASB ASC Topic 718.
(3)Calculated using the closing price of our common stock on the Nasdaq Global Select Market on February 29, 2024 and March 4, 2024, of $10.69 and $8.51 per share, respectively, based on the filing of our 2023 Form 10-K after market close on March 1, 2024. However, our 2023 Form 10-K did not contain any material nonpublic information, as the material information about the most recently completed fiscal year was reported through our filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, on February 27, 2024.

Award Timing Method	Generally, during the first quarter of the year, our human capital management and compensation committee reviews the value, amount and mix of equity compensation to be awarded (inclusive of RSUs, PSUs and stock options) to executive officers. Our human capital management and compensation committee then generally approves the grant of such equity awards on the first business day of the company’s open trading window after the company’s release of financial results for the prior year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, which may occur before the filing of the company’s Annual Report on Form 10-K for the prior year. In the event there is a delay in reviewing the value, amount and mix of such awards, the approval of the grant of such awards by our human capital management and compensation committee will be deferred until the first business day of the company’s open trading window after the company’s release of quarterly financial results through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, which may occur before the filing of the company’s Quarterly Report on Form 10-Q for such quarter.
Our human capital management and compensation committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is generally in accordance with the yearly compensation cycle, with awards granted at the start of the new year to incentivize executive officers to deliver on the company’s strategic objectives for the new year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our human capital management and compensation committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is generally in accordance with the yearly compensation cycle, with awards granted at the start of the new year to incentivize executive officers to deliver on the company’s strategic objectives for the new year.
The company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded due to the predetermined schedule described above.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD	EXERCISE PRICE OF THE AWARD ($/SH)(1)	GRANT DATE FAIR VALUE OF THE AWARD ($)(2)
PERCENTAGE CHANGE IN THE CLOSING
MARKET PRICE OF THE SECURITIES
UNDERLYING THE AWARD BETWEEN
THE TRADING DAY ENDING
IMMEDIATELY PRIOR TO THE
DISCLOSURE OF MATERIAL NONPUBLIC
INFORMATION AND THE TRADING DAY
BEGINNING IMMEDIATELY FOLLOWING
THE DISCLOSURE OF MATERIAL
NONPUBLIC INFORMATION(3)

Ethan Brown	—	—	—	—	—
Lubi Kutua	—	—	—	—	—
Dariush Ajami, PhD	3/1/2024	131,803	9.77	774,791	(20.4)%
Teri L. Witteman	3/1/2024	102,041	9.77	599,838	(20.4)%
Jonathan Nelson	3/1/2024	102,041	9.77	599,838	(20.4)%

(1)The exercise price of the stock option awards is equal to the closing price of our common stock as quoted on the Nasdaq Global Select Market on the grant date.
(2)The dollar amounts reported in this column represent the aggregate grant date fair value for financial statement reporting purposes of stock options granted under our 2018 Equity Incentive Plan during 2024, as calculated in accordance with FASB ASC Topic 718.
(3)Calculated using the closing price of our common stock on the Nasdaq Global Select Market on February 29, 2024 and March 4, 2024, of $10.69 and $8.51 per share, respectively, based on the filing of our 2023 Form 10-K after market close on March 1, 2024. However, our 2023 Form 10-K did not contain any material nonpublic information, as the material information about the most recently completed fiscal year was reported through our filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, on February 27, 2024.

Ethan Brown [Member]
Awards Close in Time to MNPI Disclosures
Name	Ethan Brown
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change	0
Lubi Kutua [Member]
Awards Close in Time to MNPI Disclosures
Name	Lubi Kutua
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change	0
Dariush Ajami, PhD [Member]
Awards Close in Time to MNPI Disclosures
Name		Dariush Ajami, PhD
Underlying Securities | shares		131,803
Exercise Price | $ / shares		$ 9.77
Fair Value as of Grant Date | $		$ 774,791
Underlying Security Market Price Change		(0.204)
Teri L. Witteman [Member]
Awards Close in Time to MNPI Disclosures
Name		Teri L. Witteman
Underlying Securities | shares		102,041
Exercise Price | $ / shares		$ 9.77
Fair Value as of Grant Date | $		$ 599,838
Underlying Security Market Price Change		(0.204)
Jonathan Nelson [Member]
Awards Close in Time to MNPI Disclosures
Name		Jonathan Nelson
Underlying Securities | shares		102,041
Exercise Price | $ / shares		$ 9.77
Fair Value as of Grant Date | $		$ 599,838
Underlying Security Market Price Change		(0.204)